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                       STREETTRACKS(R) INDEX SHARES FUNDS

                       SUPPLEMENT DATED DECEMBER 27, 2006
                  TO THE PROSPECTUS DATED NOVEMBER 8, 2006 AND
            TO THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") DATED
                          JANUARY 27, 2006, AS AMENDED


The change in name for each Fund set forth below is effective immediately and all references in the Prospectus and SAI to the prior name are hereby revised to reflect the new name:

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PRIOR NAME                              NEW NAME
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streetTRACKS(R) Macquarie               SPDR(R) FTSE/Macquarie Global
Global Infrastructure 100 ETF           Infrastructure 100 ETF

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streetTRACKS(R) MSCI ACWI               SPDR(R) MSCI ACWI ex-US ETF
(ex-US) ETF
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                   These Funds are not currently operational.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE